Pay vs Performance Disclosure	12 Months Ended				24 Months Ended	36 Months Ended	48 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

2024 Pay Versus Performance Table and Supporting Narrative

The below Pay Versus Performance table (“PVP Table”) provides information about compensation for the NEOs identified in this proxy statement, as well as those identified in the proxy statements for our 2024, 2023 and 2022 annual meetings (each of the years covered being referred to herein as a “Covered Year”). The PVP Table also provides information about the results for certain financial performance measures during those same Covered Years.

Pay Versus Performance Table

			Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)			Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(3)	Net Income ($mm)	Adjusted EPS(4)
2024	$15,890,696	$9,252,526	$4,819,422	$3,688,705	$109	$164	$3,862	$12.43
2023	$22,078,099	$27,912,002	$4,995,664	$5,633,777	$102	$131	$2,339	$11.51
2022	$18,483,105	$15,443,505	$4,591,162	$4,098,471	$82	$111	$2,267	$10.41
2021	$13,819,010	($8,914,361)	$3,262,282	($577,492)	$88	$126	$2,115	$9.02

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote
(1)	Reflects compensation for our Chief Executive Officer, Seifi Ghasemi, who served as our Principal Executive Officer (“PEO”) in 2024, 2023, 2022 and 2021.

Peer Group Issuers, Footnote
(3)	The peer group used for TSR comparisons reflects the S&P 500 Materials Sector Index (the “S&P 500 Materials Sector”), which is the same industry index shown in the performance graph comparing cumulative shareholder returns in the Company’s Annual Report on Form 10-K for each of the years reflected in the PVP Table.

PEO Total Compensation Amount	$ 15,890,696	$ 22,078,099	$ 18,483,105	$ 13,819,010
PEO Actually Paid Compensation Amount	$ 9,252,526	27,912,002	15,443,505	(8,914,361)
Adjustment To PEO Compensation, Footnote

To calculate “compensation actually paid” for our CEO and other NEOs the following adjustments were made to Summary Compensation Table total pay.

	PEO				Other NEO Average
Adjustments	2024	2023	2022	2021	2024(1)	2023	2022	2021
Summary Compensation Table Total	$15,890,696	$22,078,099	$18,483,105	$13,819,010	$4,819,422	$4,995,664	$4,591,162	$3,262,282
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	($12,950,997)	($17,074,629)	($13,752,750)	($10,232,039)	($2,670,141)	($2,909,812)	($2,125,128)	($1,262,676)
Addition of fair value at fiscal year (“FY”) end, of equity awards granted during the FY that remained outstanding and unvested at FY end	$12,078,782	$15,061,584	$10,961,450	$6,826,317	$2,490,295	$2,566,755	$1,693,804	$578,696
Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY	$0	$0	$0	$0	$0	$0	$0	$0
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding and unvested at FY end	($5,990,126)	$3,881,849	($5,603,918)	($19,345,044)	($974,909)	$591,572	($603,676)	($2,186,256)
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	($180,983)	$3,359,114	$4,007,179	($1,279,450)	($19,497)	$332,320	$404,294	($153,997)
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions during FY	$0	$0	$0	$0	$0	$0	$0	($176,289)
	PEO				Other NEO Average
Adjustments	2024	2023	2022	2021	2024(1)	2023	2022	2021
Addition in respect of any dividends or other earnings paid during applicable FY prior to vesting date of underlying award	$407,885	$617,660	$1,363,486	$1,310,756	$43,941	$58,962	$139,969	$139,833
Deduction for values reported in the “Changes in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	($2,731)	($11,675)	($15,047)	($13,911)	($406)	($1,683)	($1,955)	($851,958)
Addition for the Service Cost for pension plans attributable to services rendered during the FY	$0	$0	$0	$0	$0	$0	$0	$72,874
Compensation Actually Paid	$9,252,526	$27,912,002	$15,443,505	($8,914,361)	$3,688,705	$5,633,777	$4,098,471	($577,492)

(1)	“Compensation actually paid” to our other NEOs in 2024 includes severance payments and benefits associated with Dr. Serhan’s separation. For additional information refer to Estimated Payments on Severance.

Non-PEO NEO Average Total Compensation Amount	$ 4,819,422	4,995,664	4,591,162	3,262,282
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,688,705	5,633,777	4,098,471	(577,492)
Adjustment to Non-PEO NEO Compensation Footnote

To calculate “compensation actually paid” for our CEO and other NEOs the following adjustments were made to Summary Compensation Table total pay.

	PEO				Other NEO Average
Adjustments	2024	2023	2022	2021	2024(1)	2023	2022	2021
Summary Compensation Table Total	$15,890,696	$22,078,099	$18,483,105	$13,819,010	$4,819,422	$4,995,664	$4,591,162	$3,262,282
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	($12,950,997)	($17,074,629)	($13,752,750)	($10,232,039)	($2,670,141)	($2,909,812)	($2,125,128)	($1,262,676)
Addition of fair value at fiscal year (“FY”) end, of equity awards granted during the FY that remained outstanding and unvested at FY end	$12,078,782	$15,061,584	$10,961,450	$6,826,317	$2,490,295	$2,566,755	$1,693,804	$578,696
Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY	$0	$0	$0	$0	$0	$0	$0	$0
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding and unvested at FY end	($5,990,126)	$3,881,849	($5,603,918)	($19,345,044)	($974,909)	$591,572	($603,676)	($2,186,256)
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	($180,983)	$3,359,114	$4,007,179	($1,279,450)	($19,497)	$332,320	$404,294	($153,997)
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions during FY	$0	$0	$0	$0	$0	$0	$0	($176,289)
	PEO				Other NEO Average
Adjustments	2024	2023	2022	2021	2024(1)	2023	2022	2021
Addition in respect of any dividends or other earnings paid during applicable FY prior to vesting date of underlying award	$407,885	$617,660	$1,363,486	$1,310,756	$43,941	$58,962	$139,969	$139,833
Deduction for values reported in the “Changes in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	($2,731)	($11,675)	($15,047)	($13,911)	($406)	($1,683)	($1,955)	($851,958)
Addition for the Service Cost for pension plans attributable to services rendered during the FY	$0	$0	$0	$0	$0	$0	$0	$72,874
Compensation Actually Paid	$9,252,526	$27,912,002	$15,443,505	($8,914,361)	$3,688,705	$5,633,777	$4,098,471	($577,492)

(1)	“Compensation actually paid” to our other NEOs in 2024 includes severance payments and benefits associated with Dr. Serhan’s separation. For additional information refer to Estimated Payments on Severance.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Relationship of Compensation Actually Paid and TSR
Compensation Actually Paid vs. Net Income [Text Block]	Relationship of Compensation Actually Paid and Air Products Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Relationship of Compensation Actually Paid and Air Products Adjusted Earnings Per Share
Tabular List [Table Text Block]

Tabular List of Company Performance Measures
The following table provides what we believe are the most important performance measures (including Adjusted EPS) we used to link compensation actually paid for our PEO and Other NEOs for 2024 to our performance. Further details on these measures and how they feature in our compensation plans can be found in our Compensation Discussion & Analysis.

Performance Measures
Adjusted EPS
Relative total shareholder return
Environmental, social and governance performance

Total Shareholder Return Amount				88	$ 82	$ 102	$ 109
Peer Group Total Shareholder Return Amount				126	$ 111	$ 131	$ 164
Net Income (Loss) Attributable to Parent	$ 3,862,000,000	$ 2,339,000,000	$ 2,267,000,000	$ 2,115,000,000
Company Selected Measure Amount	12.43	11.51	10.41	9.02
PEO Name	Seifi Ghasemi	Seifi Ghasemi	Seifi Ghasemi	Seifi Ghasemi
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Non-GAAP Measure Description
(4)	Adjusted diluted earnings per share (“Adjusted EPS”) is our company-selected measure. Adjusted EPS is a non-GAAP financial measure. Refer to Appendix A for a reconciliation of Adjusted EPS to the most directly comparable GAAP financial measure, diluted earnings per share from continuing operations for fiscal 2024 and fiscal 2023. Adjusted EPS was calculated in the same manner in prior years, except our calculation of Adjusted EPS beginning in fiscal 2023 excludes the impact of non-service related components of net periodic benefit/cost for our defined benefit pension plans. Appendix A includes a discussion of this adjustment. For a reconciliation of Adjusted EPS for fiscal 2022 and fiscal 2021 as reported in this table and utilized for compensation decisions made with respect to fiscal 2022 and fiscal 2021 performance, refer to page 36 of our Annual Report on Form 10-K for the fiscal year ended September 30, 2022.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Performance Measures
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative total shareholder return
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Environmental, social and governance performance
Deduction For Amount Reported In Stock Awards Column Of The Summary Compensation Table [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (12,950,997)	$ (17,074,629)	$ (13,752,750)	$ (10,232,039)
Deduction For Amount Reported In Stock Awards Column Of The Summary Compensation Table [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,670,141)	(2,909,812)	(2,125,128)	(1,262,676)
Addition Of Fair Value At Fiscal Year F Y End Of Equity Awards Granted During The F Y That Remained Outstanding And Unvested At F Y End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,078,782	15,061,584	10,961,450	6,826,317
Addition Of Fair Value At Fiscal Year F Y End Of Equity Awards Granted During The F Y That Remained Outstanding And Unvested At F Y End [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,490,295	2,566,755	1,693,804	578,696
Addition Of Fair Value At Vesting Date Of Equity Awards Granted During The F Y That Vested During The F Y [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
Addition Of Fair Value At Vesting Date Of Equity Awards Granted During The F Y That Vested During The F Y [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
Addition Of Change In Fair Value At F Y End Versus Prior F Y End For Awards Granted In Prior F Y That Remained Outstanding And Unvested At F Y End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,990,126)	3,881,849	(5,603,918)	(19,345,044)
Addition Of Change In Fair Value At F Y End Versus Prior F Y End For Awards Granted In Prior F Y That Remained Outstanding And Unvested At F Y End [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(974,909)	591,572	(603,676)	(2,186,256)
Addition Of Change In Fair Value At Vesting Date Versus Prior F Y End For Awards Granted In Prior F Y That Vested During The F Y [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(180,983)	3,359,114	4,007,179	(1,279,450)
Addition Of Change In Fair Value At Vesting Date Versus Prior F Y End For Awards Granted In Prior F Y That Vested During The F Y [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(19,497)	332,320	404,294	(153,997)
Deduction Of The Fair Value At The Prior F Y End For Awards Granted In Prior F Y That Failed To Meet Their Vesting Conditions During F Y [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
Deduction Of The Fair Value At The Prior F Y End For Awards Granted In Prior F Y That Failed To Meet Their Vesting Conditions During F Y [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	(176,289)
Addition In Respect Of Any Dividends Or Other Earnings Paid During Applicable F Y Prior To Vesting Date Of Underlying Award [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	407,885	617,660	1,363,486	1,310,756
Addition In Respect Of Any Dividends Or Other Earnings Paid During Applicable F Y Prior To Vesting Date Of Underlying Award [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	43,941	58,962	139,969	139,833
Deduction For Values Reported In The Changes In Pension Value And Nonqualified Deferred Compensation Earnings Column Of The Summary Compensation Table [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,731)	(11,675)	(15,047)	(13,911)
Deduction For Values Reported In The Changes In Pension Value And Nonqualified Deferred Compensation Earnings Column Of The Summary Compensation Table [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(406)	(1,683)	(1,955)	(851,958)
Addition For The Service Cost For Pension Plans Attributable To Services Rendered During The F Y [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
Addition For The Service Cost For Pension Plans Attributable To Services Rendered During The F Y [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0	$ 72,874